Warrants and warrant liability (Tables)	6 Months Ended
Jun. 30, 2026
Warrant And Warrant Liability [Abstract]
Disclosure of outstanding warrants to acquire common shares of the Company

At June 30, 2026, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price	Expiry Date
100,000	$19.50	November 26, 2026
14,000,000	3.00	October 20, 2030
4,550,000	0.001	*
18,300,000	0.001	*
36,950,000	$1.19

* On October 20, 2025 and May 4, 2026, the Company issued 4,550,000 and 18,300,000, respectively, Pre-Funded Warrants which are exercisable at a price of $0.001 per common share and do not expire. The Pre-Funded Warrants do not have voting rights and are exercisable at the holder's discretion.

Disclosure of Warrant liability transactions

Warrant liability transactions during the periods were as follows:

	Six months ended June 30, 2026			Year ended December 31, 2025
	Number of warrants	Weighted average exercise price	Fair value	Number of Warrants	Weighted average exercise price	Fair value
Balance, beginning of period	14,100,000	$3.12	$5,559,800	100,000	$19.50	$132,200.00
Granted	—	—	—	14,000,000	3.00	8,918,500
Change in fair value	—	—	1,811,500	—	—	(3,490,900)
Balance, end of period	14,100,000	$3.12	$7,371,300	14,100,000	$3.12	$5,559,800

Disclosure of Warrant transactions

Warrant transactions during the periods were as follows:

	Six months ended June 30, 2026			Year ended December 31, 2025
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of Warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of period	4,550,000	$0.001	$5,758,671	258,188	$4.00	$543,601
Granted	18,300,000	0.001	42,641,155	4,550,000	0.001	$5,758,671
Expired	—	—	—	(258,188)	4.00	$(543,601)
Balance, end of period	22,850,000	$0.001	$48,399,826	4,550,000	$0.001	$5,758,671